Share capital - Options outstanding (Details) - Stock options	9 Months Ended
	Sep. 30, 2021 $ / shares shares	Sep. 30, 2021 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	10,252,227	10,252,227
Number of options exercisable	8,469,359	8,469,359
Exercise price $ 0.30 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	8 months 15 days
Number of options outstanding	1,327,273	1,327,273
Number of options exercisable	1,327,273	1,327,273
Exercise price $ 0.80 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	1 year 2 months 12 days
Number of options outstanding	334,091	334,091
Number of options exercisable	334,091	334,091
Exercise price $ 2.00 CAD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	2 years 7 months 9 days
Number of options outstanding	85,104	85,104
Number of options exercisable	85,104	85,104
Exercise price $ 1.91 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 2 months 8 days
Number of options outstanding	2,405,000	2,405,000
Number of options exercisable	1,977,223	1,977,223
Exercise price $ 2.45 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	4 years 10 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	4 years 10 months 9 days
Number of options outstanding	131,818	131,818
Number of options exercisable	131,818	131,818
Exercise price $ 2.62 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	1 year 11 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	700,000	700,000
Exercise price $ 3.40 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	4 years 5 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $ 3.41 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	5 years 9 months 21 days
Number of options outstanding	1,179,708	1,179,708
Number of options exercisable	648,054	648,054
Exercise price $ 3.55 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.55
Weighted average contractual life	9 years 9 months 14 days
Number of options outstanding	90,604	90,604
Number of options exercisable	7,350	7,350
Exercise price $ 3.77 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	6 years 8 months 26 days
Number of options outstanding	240,000	240,000
Number of options exercisable	137,090	137,090
Exercise price $ 4.15 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	9 years 4 months 17 days
Number of options outstanding	805,000	805,000
Number of options exercisable	372,499	372,499
Exercise price $ 5.00 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	2 years 2 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise price $ 6.18 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 6.18
Weighted average contractual life	3 years 10 months 9 days
Number of options outstanding	18,754	18,754
Number of options exercisable	18,754	18,754
Exercise Price $7.23 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	6 years 3 months 10 days
Number of options outstanding	225,000	225,000
Number of options exercisable	93,754	93,754
Exercise Price $7.75 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	6 years 4 months 20 days
Number of options outstanding	110,000	110,000
Number of options exercisable	43,544	43,544
Exercise Price $9.60 USD
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	3 years 3 months 7 days
Number of options outstanding	121,246	121,246
Number of options exercisable	114,176	114,176